Material Events During the Reporting Period and Subsiquent Event	9 Months Ended
Sep. 30, 2022
Material Events During the Reporting Period and Subsiquent Event [Abstract]
MATERIAL EVENTS DURING THE REPORTING PERIOD AND SUBSIQUENT EVENT

NOTE 5 – MATERIAL EVENTS DURING THE REPORTING PERIOD AND SUBSIQUENT EVENT

1.	On April 15, 2022, the company, through a subsidiary company (Maple Woods) established near the date of purchase, purchased a 122-acre piece of land in exchange for $3.7 million. The land was classified as inventory in the company’s financial statements. The purchase was financed through equity in the amount of 1 million dollars, and a recognized loan in the amount of 2.7 million dollars, bearing an annual interest of 5% which will be repaid in quarterly payments of 65 thousand dollars, and the balance of the loan in 2026.

In addition, on September 13, 2022, the company purchased a nearby land of 21 acres for a total of approximately 945 thousand dollars. The land was classified as inventory in the company’s financial statements. The purchase was financed through the company’s equity.

2.	On July 6, 2022, the company purchased, through a subsidiary company (Maple Reserve) established near the date of purchase, land measuring 374 acres for a total of 13.8 million dollars. The land was classified as inventory in the company’s financial statements. The purchase was financed through equity in the amount of 3.8 million dollars, and a recognized loan in the amount of 10 million dollars, bearing an annual interest of 10% which will be repaid in 2023.

3.	On July 6, 2022, the company, through a subsidiary company (Maple Reserve Square) established near the date of purchase, purchased a 7-acre piece of land in the amount of 260 thousand dollars. The land was classified as investment real estate in the company’s financial statements. The purchase was financed through loan in the amount of 0.3 million dollars, bearing an annual interest of 10% which will be repaid in 2024.

4.	On December 12, 2022, the company purchased, through a subsidiary company (Maple Park Development LLC) established near the date of purchase, land measuring 155 acres in the amount of 6.18 million dollars. The land will be classified as inventory in the company’s financial statements.

The purchase was financed through equity in the amount of $3.18 million and seller loan in the amount of 3 million dollars, bearing an annual interest of 6%, which interest will be repaid in semi-annual payments of approximately $90 thousand, and the loan will be repaid in December 2024